INTANGIBLE ASSETS AND GOODWILL - Schedule of Acquired Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Jan. 31, 2026	Jan. 31, 2025
Intangible Asset, Acquired, Finite-Lived [Line Items]
Cost	$ 59,951	$ 55,118
Accumulated Amortization	(55,571)	(55,118)
Net	4,380	0
Acquired technology
Intangible Asset, Acquired, Finite-Lived [Line Items]
Cost	53,118	53,118
Accumulated Amortization	(53,118)	(53,118)
Net	0	0
Customer relationships
Intangible Asset, Acquired, Finite-Lived [Line Items]
Cost	4,833
Accumulated Amortization	(453)
Net	4,380
Distribution network
Intangible Asset, Acquired, Finite-Lived [Line Items]
Cost	2,000	2,000
Accumulated Amortization	(2,000)	(2,000)
Net	$ 0	$ 0